Assumptions to Estimate the Fair Value of Stock Option Grant or SAR on the Date of Grant (Detail)	12 Months Ended
Dec. 31, 2009 Year
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Risk-free interest rate	2.21%
Expected life of options, years	6
Expected volatility of the Company's stock price	53.70%
Expected dividends